Financial Instruments - Summary of Foreign Exchange Risk On Financial Instruments (Detail) - Currency risk [member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 4,851	$ 5,265
Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 9,568	$ (2,069)
Foreign currency risk to USD	$ 5.29	$ 5.57	$ 5.2
Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (8,533)	$ (2,765)
Foreign currency risk to USD	$ 177.1	$ 102.69	84.17
Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 115	$ (2,610)
Foreign currency risk to USD	$ 19.48	$ 20.45	19.92
British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 3,462	$ 14,502
Foreign currency risk to USD	$ 0.83	$ 0.74	0.73
Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 44	$ (1,912)
Foreign currency risk to USD	$ 4,846.04	$ 4,068.51	3,438.59
Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (733)	$ (668)
Foreign currency risk to USD	$ 3.81	$ 3.99	3.62
Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 431
Foreign currency risk to USD		$ 0.88
Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 166
Foreign currency risk to USD		$ 4.35
Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 928	$ 190
Foreign currency risk to USD	$ 852.17	$ 851.6	$ 711.25
Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 12,171	$ 4,147
Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	114	97
Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	115	271
Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,356	15,730
Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	579	8
Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	240	525
Assets [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		472
Assets [Member] | Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		176
Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,589	597
Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,603)	(6,216)
Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(8,647)	(2,862)
Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(2,881)
Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,894)	(1,228)
Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(535)	(1,920)
Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(973)	(1,193)
Liabilities [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(41)
Liabilities [Member] | Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(10)
Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(661)	(407)
-10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	486	528
-10% [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	957	(207)
-10% [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(854)	(276)
-10% [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12	(261)
-10% [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	347	1,450
-10% [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4	(191)
-10% [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(73)	(66)
-10% [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		43
-10% [Member] | Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		17
-10% [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	93	19
-10% [Member] | Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,217	415
-10% [Member] | Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11	10
-10% [Member] | Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12	27
-10% [Member] | Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	536	1,573
-10% [Member] | Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	58	1
-10% [Member] | Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	24	53
-10% [Member] | Assets [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		47
-10% [Member] | Assets [Member] | Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		18
-10% [Member] | Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	159	60
-10% [Member] | Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(260)	(622)
-10% [Member] | Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(865)	(286)
-10% [Member] | Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(288)
-10% [Member] | Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(189)	(123)
-10% [Member] | Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(54)	(192)
-10% [Member] | Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(97)	(119)
-10% [Member] | Liabilities [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(4)
-10% [Member] | Liabilities [Member] | Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(1)
-10% [Member] | Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(66)	(41)
+10% [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(486)	(528)
+10% [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(957)	207
+10% [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	854	276
+10% [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12)	261
+10% [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(347)	(1,450)
+10% [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4)	191
+10% [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	73	66
+10% [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(43)
+10% [Member] | Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(17)
+10% [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(93)	(19)
+10% [Member] | Assets [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,217)	(415)
+10% [Member] | Assets [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(11)	(10)
+10% [Member] | Assets [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12)	(27)
+10% [Member] | Assets [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(536)	(1,573)
+10% [Member] | Assets [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(58)	(1)
+10% [Member] | Assets [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(24)	(53)
+10% [Member] | Assets [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(47)
+10% [Member] | Assets [Member] | Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(18)
+10% [Member] | Assets [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(159)	(60)
+10% [Member] | Liabilities [Member] | Brazilian Real [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	260	622
+10% [Member] | Liabilities [Member] | Argentine Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	865	286
+10% [Member] | Liabilities [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	288
+10% [Member] | Liabilities [Member] | British Pounds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	189	123
+10% [Member] | Liabilities [Member] | Colombian Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	54	192
+10% [Member] | Liabilities [Member] | Peruvian Sol [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	97	119
+10% [Member] | Liabilities [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		4
+10% [Member] | Liabilities [Member] | Romanian leu [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		1
+10% [Member] | Liabilities [Member] | Chilean Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 66	$ 41